Summary of Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Dec. 31, 2024
Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years